Fees Summary	Jun. 13, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 213,243,605.96
Previously Paid Amount	0.00
Total Fee Amount	32,647.60
Total Offset Amount	0.00
Net Fee	$ 32,647.60